Summary of Significant Accounting Policies: Accounts Payable and Other Liabilities (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Accounts Payable and Other Liabilities

Accounts Payable and Other Liabilities

The Company issues the single premium deferred annuity contracts on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract.